COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2013 HKD ($)	Oct. 31, 2013 USD ($)	Dec. 31, 2019 USD ($)
Commitments and Contingencies [Line Items]
Capital commitments			$ 481,446
Trade Credit Facility [Member]
Commitments and Contingencies [Line Items]
Amount entered with a bank to meet certain payment obligations	$ 200,000,000	$ 25,677
Credit facility utilized			$ 642
Credit facility, maturity date			Aug. 31, 2019
Trade Credit Facility [Member] | Extended Maturity [Member]
Commitments and Contingencies [Line Items]
Credit facility, maturity date			Aug. 31, 2021